Note 6 - Vessels and Advances, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance, Vessel Cost at beginning of the period	$ 3,573,751	$ 3,299,311
Balance, Accumulated Depreciation at beginning of the period	(1,141,921)	(1,092,525)
Balance, Net Book Value at beginning of the period	2,431,830	2,206,786
Depreciation	(101,541)	(102,101)
Vessel acquisitions, advances and other vessels’ costs	275,230	371,978
Vessel sales, transfers and other movements	(323,014)	(97,538)
Vessel sales, transfers and other movements	168,005	52,705
Vessel sales, transfers and other movements	(155,009)	(44,833)
Balance, Vessel Cost at end of the period	3,525,967	3,573,751
Balance, Accumulated Depreciation at end of the period	(1,075,457)	(1,141,921)
Balance, Net Book Value at end of the period	$ 2,450,510	$ 2,431,830